Business Combination and Divestiture of Wholly Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of recognized identified assets acquired and liabilities assumed

Common stock	$10,422,651
Series A preferred stock	105,897,817
Fair value of total consideration paid	$116,320,468

Net assets acquired and liabilities assumed

Assets acquired in business combination
Current assets	$16,269,087
Operating lease right-of-use assets	4,470,405
Property, plant and equipment, net (includes finance lease right of use assets, net)	87,706,385
Other assets	1,205,887
Contract-based intangible assets	31,304,400
Total assets acquired	$140,956,163

Liabilities assumed in business combination
Current liabilities	$51,370,473
Long term liabilities	27,166,307
Total liabilities acquired	$78,536,780

Total net assets acquired	$62,419,383

Goodwill	$53,901,085

Schedule of proforma information

(Unaudited)
Years ended December 31,
2024
Total net sales	$161,137,826
Loss from operations	(28,649,669)
Net loss (attributable to Vivakor, Inc.)	$(35,571,659)

Series A Preferred Stockholder Dividends	$6,353,869
Net loss to common shareholders	$(41,925,528)

Basic and diluted loss per share	(194.79)
Weighted average shares outstanding - Basic and diluted	215,233

Schedule of businesses consisted

Net consideration received:
Return of 11,058 shares of the Company’s Series A Preferred Stock	$10,814,449

Less: assets transferred
Cash	(746,059)
Accounts receivable	(2,713,866)
Prepaid expenses	(20,172)
Inventories	(21,547)
Property and equipment, net	(28,232,430)
Right of use assets - operating leases	(1,977,356)
Other assets	(5,160,272)
Goodwill	(28,316,081)
Plus: liabilities transferred
Accounts payable and accrued expenses	17,459,222
Operating lease liabilities	1,639,601
Finance lease liabilities	6,401,565
Loans and notes payable	40,199,687
Total net assets transferred	(1,669,708)

Excess of consideration received over net assets transferred, recorded to additional paid in capital	$9,326,741